Internet Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
S&P 500® Information Technology Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	36.61%	24.55%		22.35%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	21.84%	8.35%		10.29%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	21.84%	5.62%		8.04%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.93%	5.46%		7.40%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	17.90%	8.11%		10.57%